Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Recent Accounting Pronouncements
Recent Accounting Pronouncements

3.Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023 - 09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group has evaluated this ASU and expects to add additional disclosures to its combined and consolidated financial statements, once adopted.

3.Recent Accounting Pronouncements (Continued)

Recently issued accounting pronouncements not yet adopted (Continued)

In November 2024, the FASB issued ASU No. 2024 - 03, Disaggregation of Income Statement Expenses (Subtopic 220 - 40). The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. This ASU will likely result in the required additional disclosures being included in our consolidated financial statements, once adopted. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. The Group is currently evaluating the impact from the adoption of this ASU on its financial statements.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU No. 2023 - 07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We adopted this ASU retrospectively on December 31, 2024. Refer to Note 23, Segment Reporting and Information about Geographic Areas for the inclusion of the new required disclosures.